Loans at amortized cost, etc.	12 Months Ended
Dec. 31, 2022
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost, etc.
12.	Loans at amortized cost, etc.

(a)	Loans at amortized cost for configuration by customer as of December 31, 2021 and 2022 are as follows:

	2021		2022
Retail loans	~~W~~	159,006,999	160,416,509
Corporate loans(*)		199,465,807	215,344,233
Public and other loans		3,468,917	3,788,040
Loans between banks		3,849,565	7,428,874
Credit card receivables		25,999,576	28,459,691

		391,790,864	415,437,347

Discount		(30,001)	(21,879)
Deferred loan origination costs		543,361	526,906

		392,304,224	415,942,374
Less: Allowance for credit loss		(3,167,068)	(3,650,863)

	~~W~~	389,137,156	412,291,511

(*)	Included loans for solo proprietor business, etc.

(b)	Changes in carrying value of loans at amortized cost, etc. as of December 31, 2021 and 2022 are as follows:

i)	Loans at amortized cost

	2021
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	138,516,630	8,215,137	466,427	152,338,024	26,210,417	1,057,932	18,969,258	3,951,689	468,377	8,405,173	665,196	18,225	359,282,485
Transfer (from) to 12 months expected credit losses		3,200,712	(3,192,315)	(8,397)	6,566,663	(6,494,160)	(72,503)	390,658	(390,593)	(65)	43,343	(43,343)	—	—
Transfer (from) to lifetime expected credit losses		(3,482,541)	3,516,278	(33,737)	(9,636,590)	9,659,114	(22,524)	(674,961)	675,063	(102)	(94,270)	94,272	(2)	—
Transfer (from) to credit- impaired financial assets		(194,192)	(134,008)	328,200	(230,972)	(322,361)	553,333	(110,704)	(158,036)	268,740	(896)	(2)	898	—
Net increase and decrease(*1)		12,821,174	(255,318)	38,153	20,922,205	(222,364)	(146,801)	2,772,167	88,680	287,576	(1,810,906)	(47,466)	(108)	34,446,992
Charge off(*2)		—	—	(279,789)	—	—	(299,661)	—	—	(566,944)	—	—	(1,218)	(1,147,612)
Disposal		—	(724)	(53,241)	(84,433)	(180)	(139,019)	—	—	—	—	—	(44)	(277,641)

Ending balance	~~W~~	150,861,783	8,149,050	457,616	169,874,897	28,830,466	930,757	21,346,418	4,166,803	457,582	6,542,444	668,657	17,751	392,304,224

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is  ~~W~~  10,613,730 million, which is written off as of December 31, 2021.

ii)	Due from banks at amortized cost and other financial assets

	2021
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	51,881,798	99,899	57,658	52,039,355
Transfer (from) to 12 month expected credit losses		13,111	(13,079)	(32)	—
Transfer (from) to lifetime expected credit losses		(29,026)	29,048	(22)	—
Transfer (from) to credit- impaired financial assets		(1,049)	(11,797)	12,846	—
Net increase and decrease(*)		(4,315,675)	580	37,428	(4,277,667)
Charge off		—	—	(27,929)	(27,929)
Disposal		—	(1)	(855)	(856)

Ending balance	~~W~~	47,549,159	104,650	79,094	47,732,903

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

i) Loans at amortized cost

	2022
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	150,861,783	8,149,050	457,616	169,874,897	28,830,466	930,757	21,346,418	4,166,803	457,582	6,542,444	668,657	17,751	392,304,224
Transfer (from) to 12 months expected credit losses		3,402,319	(3,390,943)	(11,376)	7,620,541	(7,612,945)	(7,596)	431,252	(430,915)	(337)	55,766	(55,766)	—	—
Transfer (from) to lifetime expected credit losses		(4,240,767)	4,275,492	(34,725)	(11,480,879)	11,491,902	(11,023)	(764,938)	765,279	(341)	(52,028)	52,030	(2)	—
Transfer (from) to credit- impaired financial assets		(255,175)	(154,510)	409,685	(222,960)	(489,488)	712,448	(115,976)	(160,843)	276,819	(18)	(12)	30	—
Net increase and decrease(*1)		2,019,166	(385,941)	127,162	16,796,397	(164,011)	(267,984)	2,689,877	(6,713)	352,143	3,821,009	767	181	24,982,053
Charge off(*2)		—	—	(263,962)	—	—	(249,453)	—	—	(592,386)	—	—	(1,121)	(1,106,922)
Disposal		—	(1,151)	(78,428)	(17,000)	(1,333)	(136,419)	—	—	—	—	—	(2,748)	(237,079)
Business combination (Note 47)		—	—	—	—	—	—	—	—	—	98	—	—	98

Ending balance	~~W~~	151,787,326	8,491,997	605,972	182,570,996	32,054,591	970,730	23,586,633	4,333,611	493,480	10,367,271	665,676	14,091	415,942,374

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is  ~~W~~  9,739,237 million, which is written off as of December 31, 2022.

ii) Due from banks at amortized cost and other financial assets

	2022
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	47,549,159	104,650	79,094	47,732,903
Transfer (from) to 12 month expected credit losses		16,401	(16,309)	(92)	—
Transfer (from) to lifetime expected credit losses		(23,870)	23,985	(115)	—
Transfer (from) to credit- impaired financial assets		(10,008)	(3,654)	13,662	—
Net increase and decrease(*)		1,630,953	57,051	21,722	1,709,726
Charge off		—	—	(25,636)	(25,636)
Disposal		—	—	(1,123)	(1,123)
Business combination (Note 47)		89,648	—	—	89,648

Ending balance	~~W~~	49,252,283	165,723	87,512	49,505,518

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2021 and 2022 are as follows:

i)	Loans at amortized cost

	2021
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	149,034	86,048	198,440	568,614	665,083	481,244	203,908	374,453	306,690	11,434	9,601	6,417	3,060,966
Transfer (from) to 12 months expected credit losses		20,528	(19,794)	(734)	85,187	(79,571)	(5,616)	26,178	(26,149)	(29)	200	(200)	—	—
Transfer (from) to lifetime expected credit losses		(9,078)	21,383	(12,305)	(55,055)	63,834	(8,779)	(14,471)	14,548	(77)	(359)	359	—	—
Transfer (from) to credit- impaired financial assets		(3,203)	(7,112)	10,315	(1,830)	(48,468)	50,298	(1,003)	(1,503)	2,506	(7)	—	7	—
Provision (reversal)		10,812	(1,321)	154,260	(68,403)	135,401	263,327	75,981	202,000	137,456	(1,342)	(503)	(598)	907,070
Charge off		—	—	(279,789)	—	—	(299,661)	—	—	(566,944)	—	—	(1,218)	(1,147,612)
Amortization of discount		—	—	(4,651)	—	—	(12,894)	—	—	7,973	—	—	—	(9,572)
Disposal		—	(1)	(13,617)	(6)	—	(14,528)	—	—	—	—	—	(1)	(28,153)
Collection		—	—	103,316	—	—	76,245	—	—	207,631	—	—	887	388,079
Others(*)		5,912	11,209	34,571	1,793	5,973	(9,310)	(85,882)	(162,272)	194,026	269	1	—	(3,710)

Ending balance	~~W~~	174,005	90,412	189,806	530,300	742,252	520,326	204,711	401,077	289,232	10,195	9,258	5,494	3,167,068

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate , etc .

ii)	Due from banks at amortized cost and other financial assets

	2021
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	35,691	8,281	48,930	92,902
Transfer (from) to 12 months expected credit losses		241	(230)	(11)	—
Transfer (from) to lifetime expected credit losses		(284)	288	(4)	—
Transfer (from) to credit- impaired financial assets		(290)	(2,012)	2,302	—
Provision		8,555	1,426	42,181	52,162
Charge off		—	—	(27,929)	(27,929)
Disposal		—	—	(40)	(40)
Collection		—	—	2,357	2,357
Others (*)		139,995	255	2,257	142,507

Ending balance	~~W~~	183,908	8,008	70,043	261,959

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

i)	Loans at amortized cost

	2022
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	174,005	90,412	189,806	530,300	742,252	520,326	204,711	401,077	289,232	10,195	9,258	5,494	3,167,068
Transfer (from) to 12 months expected credit losses		17,317	(16,023)	(1,294)	92,620	(90,661)	(1,959)	24,579	(24,471)	(108)	403	(403)	—	—
Transfer (from) to lifetime expected credit losses		(9,449)	26,014	(16,565)	(62,583)	64,821	(2,238)	(14,752)	14,892	(140)	(122)	122	—	—
Transfer (from) to credit- impaired financial assets		(4,702)	(9,103)	13,805	(1,461)	(66,033)	67,494	(1,094)	(2,041)	3,135	(1)	(5)	6	—
Provision (reversal)		95,929	84,402	244,633	(14,887)	159,287	103,935	101,644	254,090	209,353	3,405	246	2,387	1,244,424
Charge off		—	—	(263,962)	—	—	(249,453)	—	—	(592,386)	—	—	(1,121)	(1,106,922)
Amortization of discount		—	—	(5,923)	—	—	(13,189)	—	—	7,307	—	—	—	(11,805)
Disposal		—	(28)	(22,676)	—	(5)	(10,723)	—	—	—	—	—	(217)	(33,649)
Collection		—	—	108,666	—	—	55,441	—	—	217,407	—	—	145	381,659
Others(*)		(8,264)	(10,584)	19,121	15,187	30,896	17,605	(103,976)	(172,074)	222,175	2	—	—	10,088

Ending balance	~~W~~	264,836	165,090	265,611	559,176	840,557	487,239	211,112	471,473	355,975	13,882	9,218	6,694	3,650,863

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.
ii)	Due from banks at amortized cost and other financial assets

	2022
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	183,908	8,008	70,043	261,959
Transfer (from) to 12 months expected credit losses		315	(274)	(41)	—
Transfer (from) to lifetime expected credit losses		(740)	765	(25)	—
Transfer (from) to credit- impaired financial assets		(75)	(1,267)	1,342	—
Provision		2,275	3,278	27,226	32,779
Charge off		—	—	(25,636)	(25,636)
Disposal		—	—	(61)	(61)
Collection		—	—	2,502	2,502
Others (*)		110,514	(70)	(729)	109,715
Business combination (Note 47)		16	—	—	16

Ending balance	~~W~~	296,213	10,440	74,621	381,274

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

(d)	Changes in deferred loan origination costs for the years ended December 31, 202 1 and 20 2 2 are as follows:

	2021		2022
Beginning balance	~~W~~	516,815	543,361
Loan origination		255,482	209,347
Amortization, etc.		(228,936)	(225,802)

Ending balance	~~W~~	543,361	526,906